Exceptional items and remeasurements - Narrative (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2019 union	Mar. 31, 2019 GBP (£)	Sep. 30, 2018 GBP (£)	Mar. 31, 2019 GBP (£) settlement cancellation	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)	Jun. 25, 2018 employee
Disclosure of other provisions [line items]
Massachusetts Gas work continuation				£ 1,852,000,000	£ 1,648,000,000	£ 1,578,000,000
Impairment of nuclear connection development costs				19,000,000	£ 13,000,000	14,000,000
Cash received from legal settlements				£ 95,000,000
Number of legal settlements | settlement				2
Number of employees (employee) | employee							1,250
Number of unions (union) | union	2
Remediation costs gross undiscounted						£ 481,000,000
Real discount rate					1.00%	2.00%
Other provisions		£ 2,199,000,000		£ 2,199,000,000	£ 2,052,000,000	£ 2,588,000,000
Provision for decommissioning, demolition of gas holders
Disclosure of other provisions [line items]
Other provisions		90,000,000		90,000,000	104,000,000	107,000,000
Exceptional items
Disclosure of other provisions [line items]
Massachusetts Gas work continuation				283,000,000	0	0
Cost efficiency and restructuring programmes			£ 127,000,000	£ 204,000,000	0	0
Number of nuclear connection cancellations (cancellation) | cancellation				2
Impairment of nuclear connection development costs				£ 137,000,000
Pension costs			52,000,000	52,000,000	0	0
Payments for restructuring				93,000,000
Payments related to work continuation				£ 320,000,000
Development period of assets (over) (in years)				10 years
Proceeds from termination fees received				£ 13,000,000
Impairment of nuclear connection development costs				137,000,000	0	0
Final settlement of LIPA MSA Transition				£ 0	£ 26,000,000	£ 0
Severance | Exceptional items
Disclosure of other provisions [line items]
Cost efficiency and restructuring programmes			£ 100,000,000
Severance and lease termination | Exceptional items
Disclosure of other provisions [line items]
Cost efficiency and restructuring programmes		£ 68,000,000